Cover Document	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	TITAN INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12936
Entity Tax Identification Number	36-3228472
Entity Address, Address Line One	1525 Kautz Road, Suite 600
Entity Address, City or Town	West Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60185
City Area Code	(630)
Local Phone Number	377-0486
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	TWI
Security Exchange Name	NYSE
Entity Central Index Key	0000899751
Amendment Flag	false